Fair Value Measurement - Schedule of Black Scholes Model for the Valuation of the Fair Value of Warrants (Details)	Dec. 31, 2025	Dec. 31, 2024	Oct. 28, 2024	Dec. 31, 2023	Nov. 23, 2022
Expiration of warrant (years) [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	1.9	2.9		3.9	5
Stock price per ADS [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.35	1.13		0.2	1.17
Exercise price per ADS [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.75	1.45		2.75	2.75
Risk-free rate [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	3.73	4.27		3.92	3.96
Dividend yield [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants
Standard derivation in the value of stock [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	135.7	140.7		132.8	132.3
Calculated fair value per ADS [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.18	0.85		0.1	0.95
Expiration of warrant (years) [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	3.8	4.8	5
Stock price per ADS [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.35	1.13	1.48
Exercise price per ADS [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.75	1.45	1.45
Risk-free rate [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	3.73	4.37	4.11
Dividend yield [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants
Standard derivation in the value of stock [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	135.7	127.8	125.4
Calculated fair value per ADS [Member]
Schedule of Valuation of the Fair Value of Warrants [Line Items]
Fair value of warrants	0.26	0.95	1.27